Subsequent Events Narrative (Details) (USD $)	0 Months Ended		9 Months Ended		0 Months Ended		1 Months Ended	3 Months Ended	0 Months Ended
	Jan. 31, 2014	Jan. 15, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014	Oct. 29, 2014	Nov. 06, 2014	Sep. 30, 2014	Oct. 02, 2014	Apr. 02, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 01, 2014	Feb. 18, 2014
Subsequent Event [Line Items]
Long-term debt			$ 1,598,200,000					$ 1,598,200,000			$ 0	$ 0
Proceeds from Initial Public Offering Held for Payment Upon Election of REIT Status										100,000,000
Deferred finance costs			29,300,000					29,300,000
Covenant description			The Credit Agreement requires, in connection with the incurrence of certain indebtedness, that we maintain a Consolidated Total Leverage Ratio, which is the ratio of our consolidated total debt to our Consolidated EBITDA for the trailing four consecutive quarters, of no greater than 6.0 to 1.0.
Distribution of net debt proceeds to CBS			2,038,800,000	0
Net proceeds retained from incurrence of debt	50,000,000
Stock Issued During Period, Shares, New Issues		100
Subsequent Event
Subsequent Event [Line Items]
Long-term debt	1,598,000,000
Distributed Earnings						547,700,000
Acquisition cost							15,000,000						690,000,000
Deferred finance costs													10,800,000
Number of Businesses Acquired							2
Proceeds from Debt, Net of Issuance Costs	1,570,000,000
Distribution of net debt proceeds to CBS	1,520,000,000				109,500,000
Net proceeds retained from incurrence of debt	50,000,000
Senior Notes
Subsequent Event [Line Items]
Long-term debt			800,000,000					800,000,000			0
Term loan, due 2021 | Secured Debt
Subsequent Event [Line Items]
Long-term debt			798,200,000					798,200,000			0
Debt face amount	800,000,000
Stated interest rate			2.25%					2.25%
Maturity date	Jan. 31, 2021
Debt discount			1,800,000					1,800,000
Adjustment to term loan reference rate to arrive at effective rate								plus the greater of the London Interbank Offered Rate (“LIBOR”) or 0.75%
Interest rate at period end			3.00%					3.00%
Basis spread on variable rate			0.75%
Term loan, due 2021 | Secured Debt | Subsequent Event
Subsequent Event [Line Items]
Long-term debt	798,000,000
Debt face amount	800,000,000
Stated interest rate	2.25%
Adjustment to term loan reference rate to arrive at effective rate	2.25% plus the greater of the London Interbank Offered Rate (“LIBOR”) or 0.75%.
Interest rate at period end	3.00%
Basis spread on variable rate	0.75%
Senior Notes Due 2025 | Senior Notes | Subsequent Event
Subsequent Event [Line Items]
Allowable early redemption percentage for senior notes									35.00%
Debt face amount													450,000,000
Stated interest rate													5.875%
5.250% senior unsecured notes, due 2022 | Senior Notes
Subsequent Event [Line Items]
Long-term debt			400,000,000					400,000,000			0
Allowable early redemption percentage for senior notes			35.00%
Debt face amount	400,000,000
Stated interest rate	5.25%
Maturity date	Jan. 31, 2022
5.250% senior unsecured notes, due 2022 | Senior Notes | Subsequent Event
Subsequent Event [Line Items]
Long-term debt	400,000,000
Allowable early redemption percentage for senior notes	35.00%								35.00%
Debt face amount	400,000,000												150,000,000
Stated interest rate	5.25%												5.25%
Maturity date	Jan. 31, 2022
5.250% senior unsecured notes, due 2022 | Unsecured Debt | Subsequent Event
Subsequent Event [Line Items]
Debt discount			800,000					800,000
New Senior Notes | Subsequent Event
Subsequent Event [Line Items]
Deferred finance costs			1,600,000					1,600,000
5.625% senior unsecured notes, due 2024 | Senior Notes
Subsequent Event [Line Items]
Long-term debt			400,000,000					400,000,000			0
Allowable early redemption percentage for senior notes			35.00%
Debt face amount	400,000,000
Stated interest rate	5.625%
Maturity date	Jan. 31, 2024
5.625% senior unsecured notes, due 2024 | Senior Notes | Subsequent Event
Subsequent Event [Line Items]
Long-term debt	400,000,000
Allowable early redemption percentage for senior notes	35.00%
Debt face amount	400,000,000
Stated interest rate	5.625%
Maturity date	Jan. 31, 2024
Revolving Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity	425,000,000
Cash adjustment to debt compliance calculation			150,000,000					150,000,000
Covenant description			The Credit Agreement contains certain customary affirmative and negative covenants. As of September 30, 2014, the terms of the Revolving Credit Facility require that as an entity being taxed as a REIT, we are required to maintain a Maximum Consolidated Net Secured Leverage Ratio of no greater than 4.0 to 1.0.
Maximum consolidated net secured coverage ratio, REIT election								4.0
Revolving Credit Facility | Subsequent Event
Subsequent Event [Line Items]
Long-term debt														0
Maximum borrowing capacity	425,000,000
Cash adjustment to debt compliance calculation	150,000,000
Covenant description	The terms of the Revolving Credit Facility require the Company to maintain a maximum consolidated net secured leverage ratio of 3.50 to 1.00, which will be increased to 4.00 to 1.00 if the Company elects to be taxed as a REIT.
Debt Covenant, Maximum Consolidated Net Secured Leverage Ratio	3.5
Maximum consolidated net secured coverage ratio, REIT election	4.0
Letter of Credit
Subsequent Event [Line Items]
Maximum borrowing capacity	80,000,000
Letter of Credit | Subsequent Event
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 80,000,000
Debt Instrument, Redemption, Period One [Member] | Term loan, due 2021 | Secured Debt | Subsequent Event
Subsequent Event [Line Items]
Debt Instrument, Prepayment Fee, Percent on Debt Redeemed	1.00%